Banking facilities and Other Loans	12 Months Ended
Dec. 31, 2011
Banking facilities and Other Loans [Abstract]
BANKING FACILITIES AND OTHER LOANS
10.	BANKING FACILITIES AND OTHER LOANS

		As of December 31,
		2011	2010
	Notes	US$	US$
Bank overdrafts	(a)	2,877	2,879

Notes payable:
current	(b)	13,215	10,720
non-current	(b)	7,500	1,621

		20,715	12,341

Letters of credit, gold loan and others:
Letters of credit	(a)	28,083	13,704
Factoring	(a)	8,296	5,174
Gold loan	(c)	—	2,661

		36,379	21,539

The Company’s banking facilities are collateralized by available-for-sale securities, leasehold land and buildings (see notes 6 and 7), restricted cash deposits, factored receivables, and personal guarantees of and properties owned by a director (see note 20(b)).

The material provisions of indentures relating to the Company's various banking facility agreements contain, among others, covenants pertaining to maintenance of the tangible net worth of LJI and one of its subsidiaries amounting to US$25,000 and US$4,487 respectively, and certain financial ratios related to debts of this subsidiary. Such financial ratios include the gearing ratio, determined as the ratio of “total interest bearing debt” to “tangible net worth plus non-redeemable preference shares and minority interest” as per the agreement; and debt service coverage, determined as "earnings before interest, taxes, depreciation and amortization (EBITDA)” to “principal and interest repayment for ensuring 12 months” as per the agreement. In the event of default, the bank would at its discretion cancel the facilities and demand immediate repayment of all principal, interest, fees and other amount outstanding.

At December 31, 2011, one of the Company’s loan facilities in the amount of US$14,610, which relates to amounts in bank overdrafts, notes payables and letter of credit, had financial covenant violations related to exceeding financial ratios limiting the amount of debt held by a subsidiary. The violations remain in default and the Company continues negotiations with its lender to waive the default. The Company has classified the loan to current liabilities.

(a)	As of December 31, 2011, the Company had various revolving bank facilities of overdrafts, letters of credit and factoring facilities granted by banks, amounting to US$2,923 (2010: US$2,923), US$31,278 (2010: US$14,249) and US$10,132 (2010: US$10,901) respectively. The unused credit lines as of December 31, 2011 and 2010 were US$5,077and US$6,316 respectively, which included unused letter of credit of US$3,195 (2010: US$545).

The bank overdrafts are denominated in Hong Kong dollars, bear interest at the floating commercial bank lending rates in Hong Kong, which ranged from 2.2% to 5.5% per annum as of December 31, 2011 and ranged from 2.3% to 5.5% per annum as of December 31, 2010.

The factoring facilities granted are limited to the extent of accounts receivable collateralized to the banks. Interest charges on these facilities ranged from 3.1% to 3.4% per annum as of December 31, 2011 and ranged from 2.0% to 3.1% per annum as of December 31, 2010.

Under the banking facilities arrangements, the Company is required to maintain certain cash balances and investment funds based on the amount of facilities granted, such cash balances and investments are reflected as restricted cash and available-for-sale securities in the consolidated balance sheets.

(b)	The Company also had term loans classified under notes payable which are related to the Company's leasehold land and buildings (see note 7). These loans aggregated to US$20,715 and US$12,341 as of December 31, 2011 and 2010 respectively. The expected maturities of these notes payable are within 1-5 years. Interest charges on these loans ranged from 2.2% to 7.2% per annum as of December 31, 2011 and ranged from 2.3% to 5.8% per annum as of December 31, 2010. Maturities of the notes payable are as follows:

	As of December 31,
	2011	2010
	US$	US$
2011	—	10,720
2012	13,215	713
2013	2,500	524
2014	2,500	307
2015	2,500	77

	20,715	12,341

(c)	The Company also had bank facilities of a gold loan which is related to the Company's leasehold land and buildings (see note 7). The Company had outstanding loans to purchase nil and 2,283 ounce of gold as of December 31, 2011 and 2010 with the related balances being US$nil and US$2,661 as of December 31, 2011 and 2010 respectively. The loan was due within 2011 and bore finance charge of 2.8% per annum in 2010. The related embedded derivate was in the amount of US$571 as of December 31, 2010 (see note 2(r)).